Convertible Notes Payable - Schedule of Changes in Convertible Debt (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2018	Jul. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Beginning Balance							$ 7,674		$ 7,674	$ 7,674
Beginning balance						$ 2,516	3,985	$ 2,516	3,985	3,985
Issuance of new notes								(3,128)	(9,000)	(11,700)	$ (4,250)
Conversion of Convertible Notes to redeemable convertible preferred stock								(7,102)	(26,087)	(26,087)
Ending Balance											7,674
Ending Balance			$ 2,516		$ 2,516					2,516	3,985
2015 Convertible Notes
Debt Instrument [Line Items]
Beginning balance							3,985		3,985	3,985	3,331
Issuance of Convertible Note											404
Allocation of proceeds to derivative liability										500	(71)
Accretion to settlement value											197
Accrued interest											124
Ending Balance											3,985
2018 Convertible Note
Debt Instrument [Line Items]
Beginning balance		$ 4,096		$ 4,096		2,516	3,985	$ 2,516	3,985	3,985
Issuance of new notes	$ (2,700)
Issuance of Convertible Note		2,000	2,700	2,000	2,700	3,128
Allocation of proceeds to derivative liability	$ 400		(375)		(375)	(750)
Accretion to settlement value		51	180	23	180	945	28
Accrued interest		102	11	19	11	29	83
Interest forgiven upon conversion		(289)		(289)		(40)
Conversion of Convertible Notes to redeemable convertible preferred stock		(5,849)		(5,849)		$ (5,828)
Ending Balance			$ 2,516		$ 2,516		4,096			2,516	3,985
Convertible Debt [Member]
Debt Instrument [Line Items]
Beginning Balance		$ 14,405		14,405			7,674		$ 7,674	7,674	3,903
Issuance of new notes							7,000			7,000	3,846
Allocation of proceeds to derivative liability							(1,418)			(1,418)	(925)
Accretion to settlement value				1,301			644			1,945	419
Accrued interest				125			505			630	431
Interest forgiven upon conversion				(47)						(47)
Conversion of Convertible Notes to redeemable convertible preferred stock				$ (15,784)						$ (15,784)
Ending Balance							$ 14,405				$ 7,674